Related Party Transactions (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 24, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 21, 2017	Mar. 08, 2016
Related Party Transaction [Line Items]
Advisory services		$ 22,532,000	$ 12,431,000	$ 65,982,000	$ 67,228,000	$ 58,546,000
Other		2,326,000	582,000	6,405,000	379,000	435,000
Cost of revenues for audio visual		16,587,000	0	7,757,000	0	0
Advisory agreement, amount due upon approval							$ 5,000,000
Advisory agreement, initial term	10 years
Amount invested				0	0	5,500,000
Rental expense				307,000
Officer of J&S
Related Party Transaction [Line Items]
Operating lease amount per year		300,000		300,000
Rental expense		$ 84,000		50,000
Lease Revenue
Related Party Transaction [Line Items]
Other				$ 893,000	$ 335,000	99,000
Ashford LLC
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities		0.00%		0.00%	0.00%
AIM
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities					40.00%
J&S
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities		0.00%		0.00%	0.00%
Pure Rooms
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities		30.00%		30.00%	0.00%
OpenKey
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities		24.74%		16.51%	13.63%			100.00%
OpenKey | Ashford Trust
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities		16.30%		16.23%	13.34%
Amount invested		$ 667,000	650,000
OpenKey | Braemar
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities		8.21%		0.00%
Amount invested		$ 2,000,000	0
Braemar OP
Related Party Transaction [Line Items]
Gross asset value multiplier		0.70%
Advisory services		$ 5,534,000	1,270,000
Due from related parties		96,000		$ 1,738,000
Braemar OP | Corporate and Other
Related Party Transaction [Line Items]
Advisory services		206,000	0
Braemar OP | REIT Advisory
Related Party Transaction [Line Items]
Advisory services		5,323,000	1,270,000
Braemar OP | J&S
Related Party Transaction [Line Items]
Advisory services		0	0
Cost of revenues for audio visual		0	0
Braemar OP | OpenKey
Related Party Transaction [Line Items]
Advisory services		5,000	0
Braemar OP | Base Fee
Related Party Transaction [Line Items]
Advisory services		2,107,000	2,003,000
Braemar OP | Reimbursable expenses
Related Party Transaction [Line Items]
Advisory services		420,000	549,000
Recognition of deferred revenue		15,000	4,000
Braemar OP | Equity-Based Compensation
Related Party Transaction [Line Items]
Advisory services		2,547,000
Advisory services			(1,685,000)
Braemar OP | Equity-Based Compensation | Executive
Related Party Transaction [Line Items]
Advisory services		2,200,000
Braemar OP | Incentive Management Fee
Related Party Transaction [Line Items]
Advisory services		0	319,000
Braemar OP | Other advisory revenue
Related Party Transaction [Line Items]
Advisory services		128,000	0
Braemar OP | Total advisory services revenue
Related Party Transaction [Line Items]
Advisory services		5,202,000	1,186,000
Braemar OP | Claim Management Services
Related Party Transaction [Line Items]
Other		37,000	0
Braemar OP | Lease Revenue
Related Party Transaction [Line Items]
Other		84,000	84,000
Braemar OP | Other Services Fee
Related Party Transaction [Line Items]
Other		211,000	0
Braemar OP | Other Revenue, net
Related Party Transaction [Line Items]
Other		332,000	84,000
Braemar OP | Ashford LLC | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties		38,000		0
Braemar OP | Pure Rooms | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties		0		50,000
Braemar OP | OpenKey | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties		$ 3,000		$ 6,000
Ashford Trust OP
Related Party Transaction [Line Items]
Gross asset value multiplier		0.70%		0.70%
Advisory services, quarterly base fee		0.70%		0.70%
Advisory services		$ 18,630,000	11,727,000	$ 59,654,000	$ 50,996,000	43,365,000
Cost of revenues for audio visual		354,000	0	90,000	0	0
Due from related parties		11,376,000		13,346,000
Ashford Trust OP | Corporate and Other
Related Party Transaction [Line Items]
Advisory services		276,000	0	997,000	4,000	0
Ashford Trust OP | REIT Advisory
Related Party Transaction [Line Items]
Advisory services		18,330,000	11,718,000	58,657,000	50,992,000	43,365,000
Ashford Trust OP | J&S
Related Party Transaction [Line Items]
Advisory services		0	0	0	0	0
Ashford Trust OP | OpenKey
Related Party Transaction [Line Items]
Advisory services		24,000	9,000
Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties				13,346,000	12,179,000
Ashford Trust OP | Base Fee
Related Party Transaction [Line Items]
Advisory services		8,604,000	8,824,000	34,724,000	34,700,000	33,833,000
Ashford Trust OP | Reimbursable expenses
Related Party Transaction [Line Items]
Advisory services		1,529,000	1,567,000	7,600,000	6,054,000	6,617,000
Recognition of deferred revenue		202,000	51,000	1,700,000	0	0
Ashford Trust OP | Equity-Based Compensation
Related Party Transaction [Line Items]
Advisory services		6,745,000	402,000	11,077,000	8,429,000	2,720,000
Ashford Trust OP | Equity-Based Compensation | Executive
Related Party Transaction [Line Items]
Advisory services		4,500,000
Ashford Trust OP | Incentive Management Fee
Related Party Transaction [Line Items]
Advisory services		452,000	452,000	1,809,000	1,809,000	0
Ashford Trust OP | Total advisory services revenue
Related Party Transaction [Line Items]
Advisory services		17,330,000	11,245,000	55,210,000	50,992,000	43,170,000
Ashford Trust OP | Investment Management Reimbursements
Related Party Transaction [Line Items]
Other		182,000	417,000	1,976,000	0	0
Ashford Trust OP | Debt Placement Fees
Related Party Transaction [Line Items]
Other		632,000	0	913,000	0	0
Ashford Trust OP | Claim Management Services
Related Party Transaction [Line Items]
Other		18,000	0
Ashford Trust OP | Lease Revenue
Related Party Transaction [Line Items]
Other		168,000	56,000	558,000	0	0
Ashford Trust OP | Other Services Fee
Related Party Transaction [Line Items]
Other		300,000	9,000	997,000	4,000	0
Ashford Trust OP | Other Revenue, net
Related Party Transaction [Line Items]
Advisory services				4,444,000	4,000	$ 195,000
Other		1,300,000	482,000
Ashford Trust OP | Ashford LLC | Affiliated Entity
Related Party Transaction [Line Items]
Due from (to) related party		19,000		0
Ashford Trust OP | AIM | Affiliated Entity
Related Party Transaction [Line Items]
Due from (to) related party		(26,000)		347,000
Ashford Trust OP | J&S | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties				62,000	0
Due from (to) related party		260,000		62,000
Ashford Trust OP | Pure Rooms | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties				302,000	0
Due from (to) related party		138,000		302,000
Ashford Trust OP | OpenKey | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties				25,000	4,000
Due from (to) related party		18,000		25,000
Remington
Related Party Transaction [Line Items]
Reimbursements		$ 1,200,000	$ 1,200,000	$ 4,900,000	$ 5,700,000
Minimum
Related Party Transaction [Line Items]
Advisory services, quarterly base fee		0.50%		0.50%
Total market capitalization threshold for calculating base advisory fee		$ 6,000,000,000		$ 6,000,000,000
Maximum
Related Party Transaction [Line Items]
Advisory services, quarterly base fee		0.70%		0.70%
Total market capitalization threshold for calculating base advisory fee		$ 10,000,000,000		$ 10,000,000,000